Report of Independent Registered Public Accounting Firm
To the Shareholders and
Board of Trustees of USAA Mutual Funds Trust
In planning and performing our audits of the financial
statements of USAA Mutual Funds Trust (comprising USAA
California Bond Fund, USAA Global Equity Income Fund,
USAA New York Bond Fund, USAA Target Managed Allocation
Fund, USAA Tax Exempt Intermediate-Term Fund, USAA Tax
Exempt Long-Term Fund, USAA Tax Exempt Money Market Fund,
USAA Tax Exempt Short-Term Fund, and USAA Virginia Bond Fund)
(the Trust) as of and for the year ended March 31, 2021, in accordance with the standards of the Public Company
Accounting Oversight Board (United States) (PCAOB), we
considered the Trust's internal control over financial
reporting, including controls over safeguarding securities,
as a basis for designing our auditing procedures for the
purpose of expressing our opinion on the financial
statements and to comply with the requirements of Form
N-CEN, but not for the purpose of expressing an opinion
on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Trust is responsible for establishing
and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the
expected benefits and related costs of controls. A trust's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A trust's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the trust; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the trust are being made only in accordance with authorizations of management and trustees of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a trust's assets that could have a material effect on the financial statements. Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk
that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate. A deficiency in
internal control over financial reporting exists when the
design or operation of a control does not allow management
or employees, in the normal course of performing their
assigned functions, to prevent or detect misstatements
on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Trust's annual or interim financial statements will not be prevented or detected on a timely basis. Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2021.
This report is intended solely for the information and use
of management and the Board of Trustees of the Trust and
the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these
specified parties.
/s/ Ernst & Young LLP
San Antonio, TX
May 26, 2021